Fair Values of Financial Instruments	12 Months Ended
Dec. 31, 2012
Fair Value [Abstract]
Fair Value Disclosures [Text Block]

Note 15 – Fair Values of Financial Instruments

The Fair Value Measurements Topic (the Topic) establishes a hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The Topic describes three levels of inputs that may be used to measure fair value:

Level 1: Quoted prices (unadjusted) for identical assets or liabilities in active markets that the entity has the ability to access as of the measurement date.

Level 2: Significant other observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data.

Level 3: Significant unobservable inputs that reflect a reporting entity’s own assumptions about the assumptions that market participants would use in pricing an asset or liability.

The fair values of securities available for sale are determined on a recurring basis by obtaining quoted prices on nationally recognized securities exchanges or pricing models utilizing significant observable inputs such as matrix pricing, which is a mathematical technique widely used in the industry to value debt securities without relying exclusively on quoted prices for the specific securities, but rather by relying on the securities’ relationship to other benchmark quoted securities. Different judgment and assumptions used in pricing could result in different estimates of value. In certain cases where market data is not readily available because of lack of market activity or little public disclosure, values may be based on unobservable inputs and classified in Level 3 of the fair value hierarchy.

At the end of each reporting period, securities held in the investment portfolio are evaluated on an individual security level for other-than-temporary impairment in accordance with the Investments – Debt and Equity Securities Topic. Impairment is other-than-temporary if the decline in the fair value of the security is below its amortized cost and it is probable that all amounts due according to the contractual terms of a debt security will not be received. Significant judgments are required in determining impairment, which include making assumptions regarding the estimated prepayments, loss assumptions and the change in interest rates. The Bancorp considers the following factors when determining other-than-temporary impairment for a security: the length of time and the extent to which the market value has been less than amortized cost; the financial condition and near-term prospects of the issuer; the underlying fundamentals of the relevant market and the outlook for such market for the near future; an assessment of whether the Bancorp (1) has the intent to sell the debt securities or (2) more likely than not will be required to sell the debt securities before their anticipated market recovery. If either of these conditions are met, management will recognize other-than-temporary impairment. If, in management’s judgment, an other-than-temporary impairment exists, the cost basis of the security will be written down for the credit loss, and the unrealized loss will be transferred from accumulated other comprehensive loss as an immediate reduction of current earnings.

For the year ended December 31, 2012, the Bancorp’s management utilized a specialist to perform an other-than-temporary impairment analysis for each of its four pooled trust preferred securities. The analysis utilizes analytical models used to project future cash flows for the pooled trust preferred securities based on current assumptions for prepayments, default and deferral rates, and recoveries. The projected cash flows are than tested for impairment consistent with the Investments – Other Topic and the Investments – Debt and Equity Securities Topic. The other-than-temporary impairment testing compares the present value of the cash flows from quarter to quarter to determine if there is a “favorable” or “adverse” change. Other-than-temporary impairment is recorded if the projected present value of cash flows is lower than the book value of the security. To perform the quarterly other-than-temporary impairment analysis, management utilizes current reports issued by the trustee, which contain principal and interest tests, waterfall distributions, note valuations, collection detail and credit ratings for each pooled trust preferred security. In addition, a detailed review of the performing collateral was performed. The review of the collateral began with a review of financial information provided by SNL Financial, a comprehensive database, widely used in the industry, which gathers financial data on banks and thrifts from U.S. GAAP financial statements for public companies (annual and quarterly reports on Forms 10-K and 10-Q), as well as regulatory reports for private companies, including consolidated financial statements for bank holding companies (FR Y-9C reports) and parent company-only financial statements for bank holding companies (FR Y-9LP reports) filed with the Federal Reserve and bank call reports filed with the FDIC and OCC. Using the information sources described above, for each bank and thrift examined, the following items were examined: nature of the issuer’s business, years of operating history, corporate structure, loan composition and loan concentrations, deposit mix, asset growth rates, geographic footprint and local economic environment. The issuers’ historical financial performance was reviewed and their financial ratios were compared to appropriate peer groups of regional banks or thrifts with similar asset sizes. The analysis focused on six broad categories: profitability (revenue streams and earnings quality, return on assets and shareholder’s equity, net interest margin and interest rate sensitivity), credit quality (charge-offs and recoveries, non-current loans and total non-performing assets as a percentage of total loans, loan loss reserve coverage and the adequacy of the loan loss provision), operating efficiency (noninterest expense compared to total revenue), capital adequacy (Tier-1, total capital and leverage ratios and equity capital growth), leverage (tangible equity as a percentage of tangible assets, short-term and long-term borrowings and double leverage at the holding company) and liquidity (the nature and availability of funding sources, net non-core funding dependence and quality of deposits). In addition, for publicly traded companies, stock price movements were reviewed and the market price of publicly traded debt instruments was examined. The other-than-temporary impairment analysis indicated that the Bancorp’s four pooled trust preferred securities had aggregate additional other-than-temporary impairment in the amount of $6,200, for the year ending December 31, 2012.

The table below shows the credit loss roll forward for the Bancorp’s pooled trust preferred securities that have been classified with other-than-temporary impairment:

(Dollars in thousands)
Collateralized debt
obligations other-than-
temporarily impaired
Ending balance - December 31, 2011	$265
Additions not previously recognized	6
Ending balance - December 31, 2012	$271

Cusip	74043CAC1	74042TAJ0	01449TAB9	01450NAC6
Deal name	PreTSL XXIV	PreTSL XXVII	Alesco IX	Alesco XVII
Class	B-1	C-1	A-2A	B
Book value	$1,256,972	$1,296,077	$1,302,536	$1,351,903
Fair value	249,184	246,509	568,650	327,289
Unrealized gains/(losses)	(1,007,788)	(1,049,569)	(733,886)	(1,024,614)
Lowest credit rating assigned	Ca	C	Ba2	C
Number of performing banks	48	27	53	44
Number of performing insurance companies	13	7	10	n/a
Number of issuers in default	17	9	2	2
Number of issuers in deferral	15	6	11	10
Defaults & deferrals as a % of performing collateral	51.28%	36.26%	21.05%	39.86%
Subordination:
As a % of performing collateral	-7.37%	-19.48%	33.21%	-12.77%
As a % of performing collateral - adjusted for projected future defaults	-14.22%	-27.93%	28.49%	-24.33%
Other-than-temporary impairment model assumptions:
Defaults:
Year 1 - issuer average	2.00%	2.20%	2.20%	3.10%
Year 2 - issuer average	2.00%	2.20%	2.20%	3.10%
Year 3 - issuer average	2.00%	2.20%	2.20%	3.10%
> 3 Years - issuer average	(1)	(1)	(1)	(1)
Discount rate - 3 month Libor, plus implicit yield spread at purchase	1.48%	1.23%	1.27%	1.44%
Recovery assumptions	(2)	(2)	(2)	(2)
Prepayments	0.00%	0.00%	0.00%	0.00%
Other-than-temporary impairment	$41,100	$132,000	$36,600	$61,950

(1) - Default rates > 3 years are evaluated on a issuer by issuer basis and range from 0.25% to 5.00%.

(2) - Recovery assumptions are evaluated on a issuer by issuer basis and range from 0% to 15% with a five year lag.

In the table above, the Bancorp’s subordination for each trust preferred security is calculated by taking the total performing collateral and subtracting the sum of the total collateral within the Bancorp’s class and the total collateral within all senior classes, and then stating this result as a percentage of the total performing collateral. This measure is an indicator of the level of collateral that can default before potential cash flow disruptions may occur. In addition, management calculates subordination assuming future collateral defaults by utilizing the default/deferral assumptions in the Bancorp’s other-than-temporary impairment analysis. Subordination assuming future default/deferral assumptions is calculated by deducting future defaults from the current performing collateral. At December 31, 2012, management reviewed the subordination levels for each security in context of the level of current collateral defaults and deferrals within each security; the potential for additional defaults and deferrals within each security; the length of time that the security has been in “payment in kind” status; and the Bancorp’s class position within each security.

Management calculated the other-than-temporary impairment model assumptions based on the specific collateral underlying each individual security. The following assumption methodology was applied consistently to each of the four pooled trust preferred securities: For collateral that has already defaulted, no recovery was assumed; no cash flows were assumed from collateral currently in deferral, with the exception of the recovery assumptions. The default and recovery assumptions were calculated based on the detailed collateral review. The discount rate assumption used in the calculation of the present value of cash flows is based on the discount margin (i.e., credit spread) at the time each security was purchased using the original purchase price. The discount margin is then added to the appropriate 3-month LIBOR forward rate obtained from the forward LIBOR curve.

At December 31, 2012, three of the trust preferred securities with a cost basis of $3.9 million have been placed in “payment in kind” status. The Bancorp’s securities that are classified as “payment in kind” are a result of not receiving the scheduled quarterly interest payments. For the securities in “payment in kind” status, management anticipates to receive the unpaid contractual interest payments from the issuer, because of the self correcting cash flow waterfall provisions within the structure of the securities. When a tranche senior to the Bancorp’s position fails the coverage test, the Bancorp’s interest cash flows are paid to the senior tranche and recorded as a reduction of principal. The coverage test represents an over collateralization target by stating the balance of the performing collateral as a percentage of the balance of the Bancorp’s tranche, plus the balance of all senior tranches. The principal reduction in the senior tranche continues until the appropriate coverage test is passed. As a result of the principal reduction in the senior tranche, more cash is available for future payments to the Bancorp’s tranche. Consistent with the Investments – Debt and Equity Securities Topic, management considered the failure of the issuer of the security to make scheduled interest payments in determining whether a credit loss existed. Management will not capitalize the “payment in kind” interest payments to the book value of the securities and will keep these securities in non-accrual status until the quarterly interest payments resume.

	(Dollars in thousands)
	Estimated Fair Value Measurements at December 31, 2012 Using
		Quoted Prices	Significant
		in Active	Other	Significant
		Markets for	Observable	Unobservable
	December 31,	Identical Assets	Inputs	Inputs
	2012	(Level 1)	(Level 2)	(Level 3)
Assets:
Available-for-sale securities
U.S. government sponsored entities	$23,096	$-	$23,096	$-
CMO and residential mortgage-backed securities	99,914	-	99,914	-
Municipal securities	63,073	-	63,073	-
Collateralized debt obligations	1,392	-	-	1,392
Total available-for-sale securities	$187,475	$-	$186,083	$1,392

	(Dollars in thousands)
	Estimated Fair Value Measurements at December 31, 2011 Using
		Quoted Prices	Significant
		in Active	Other	Significant
		Markets for	Observable	Unobservable
	December 31,	Identical Assets	Inputs	Inputs
	2011	(Level 1)	(Level 2)	(Level 3)
Assets:
Available-for-sale securities
U.S. government sponsored entities	$15,648	$-	$15,648	$-
CMO and residential mortgage-backed securities	111,197	-	111,197	-
Municipal securities	58,756	-	58,756	-
Collateralized debt obligations	1,361	-	-	1,361
Total available-for-sale securities	$186,962	$-	$185,601	$1,361

Reconciliation of available-for-sale securities, which require significant adjustment based on unobservable data, are presented below:

(Dollars in thousands)
Estimated Fair Value
Measurements Using
Significant Unobservable
Inputs
(Level 3)
Available-for-sale
securities
Total realized/unrealized (losses)/gains, January 1, 2011	1,379
Included in earnings	(1)
Included in other comprehensive income	(17)
Transfers in and/or (out) of Level 3	-
Ending balance, December 31, 2011	1,361

Total realized/unrealized (losses)/gains
Included in earnings	(6)
Included in other comprehensive income	37
Transfers in and/or (out) of Level 3	-
Ending balance, December 31, 2012	$1,392

Assets and Liabilities Measured at Fair Values on a Non-Recurring Basis

Assets and liabilities measured at fair value on a non-recurring basis are summarized below:

(Dollars in thousands)
Estimated Fair Value Measurements at December 31, 2012 Using
Quoted Prices
		in Active	Significant
		Markets for	Other	Significant
		Identical	Observable	Unobservable
	December 31,	Assets	Inputs	Inputs
	2012	(Level 1)	(Level 2)	(Level 3)
Assets:
Impaired loans	$17,879	$-	$-	$17,879
Foreclosed real estate	425	-	-	425

(Dollars in thousands)
Estimated Fair Value Measurements at December 31, 2011 Using
Quoted Prices
		in Active	Significant
		Markets for	Other	Significant
		Identical	Observable	Unobservable
	December 31,	Assets	Inputs	Inputs
	2011	(Level 1)	(Level 2)	(Level 3)
Assets:
Impaired loans	$20,064	$-	$-	$20,064
Foreclosed real estate	2,457	-	-	2,457

The fair value of impaired loans with specific allocations of the allowance for loan losses or loans for which charge-offs have been taken is generally based on the present value of future cash flows or, for collateral dependent loans, based on recent real estate appraisals. Appraisals may utilize a single valuation approach or a combination of approaches, including comparable sales and the income approach. The unpaid principal balance of impaired loans was approximately $19.9 million and the related specific reserves totaled approximately $2.0 million, resulting in a fair value of impaired loans totaling approximately $17.9 million, at December 31, 2012. The unpaid principal balance of impaired loans was approximately $21.7 million and the related specific reserves totaled approximately $1.6 million, resulting in a fair value of impaired loans totaling approximately $20.1 million, at December 31, 2011. Fair value is determined, where possible, using market prices derived from an appraisal or evaluation, which are considered to be Level 2 inputs. However, certain assumptions and unobservable inputs are often used by the appraiser, therefore, qualifying the assets as Level 3 in the fair value hierarchy. The fair value of foreclosed real estate is similarly determined by using the results of recent real estate appraisals.

The following table shows carrying values and related estimated fair values of financial instruments as of the dates indicated. Estimated fair values are further categorized by the inputs used to measure fair value. Items that are not financial instruments are not included.

	(Dollars in thousands)		Estimated Fair Value Measurements at
	December 31, 2012		December 31, 2012 Using
	Carrying Value	Estimated Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Financial assets:
Cash and cash equivalents	$33,751	$33,751	$33,751	$-	$-
Securities available-for-sale	187,475	187,475	-	186,083	1,392
Loans held-for-sale	323	332	332	-	-
Loans receivable, net	428,560	429,733	-	-	429,733
Federal Home Loan Bank stock	3,086	3,086	-	3,086	-
Accrued interest receivable	2,483	2,483	-	2,483	-

Financial liabilities:
Non-interest bearing deposits	75,228	75,228	75,228	-	-
Interest bearing deposits	491,181	491,295	319,520	171,775	-
Repurchase agreements	16,298	16,310	10,131	6,179	-
Borrowed funds	33,207	33,658	207	33,451	-
Accrued interest payable	52	52	-	52	-

	(Dollars in thousands)		Estimated Fair Value Measurements at
	December 31, 2011		December 31, 2011 Using
			Quoted Prices in	Significant	Significant
			Active Markets for	Other Observable	Unobservable
	Carrying	Estimated	Identical Assets	Inputs	Inputs
	Value	Fair Value	(Level 1)	(Level 2)	(Level 3)
Financial assets:
Cash and cash equivalents	$26,367	$26,367	$26,367	$-	$-
Securities available-for-sale	186,962	186,962	-	185,601	1,361
Loans held-for-sale	-	-	-	-	-
Loans receivable, net	393,396	394,385	-	-	394,385
Federal Home Loan Bank stock	3,086	3,086	-	3,086	-
Accrued interest receivable	2,554	2,554	-	2,554	-

Financial liabilities:
Non-interest bearing deposits	55,577	55,577	55,577	-	-
Interest bearing deposits	471,304	471,622	294,382	177,240	-
Repurchase agreements	15,395	15,407	8,722	6,685	-
Borrowed funds	36,618	37,270	617	36,653	-
Accrued interest payable	67	67	-	67	-

The following methods were used to estimate the fair value of financial instruments presented in the preceding table for the periods ended December 31, 2012 and 2011:

Cash and cash equivalent carrying amounts approximate fair value. The fair values of securities available-for-sale are obtained from broker pricing (Level 2), with the exception of collateralized debt obligations, which are valued by a third-party specialist (Level 3). Loans held-for-sale comprise residential mortgages and are priced based on values established by the secondary mortgage markets. The estimated fair value for net loans receivable is based on estimates of the rate the Bancorp would charge for similar such loans, applied for the time period until estimated repayment, in addition to appraisals which may utilize a single valuation approach or a combination of approaches including comparable sales and the income approach. Federal Home Loan Bank stock is estimated at book value due to restrictions that limit the sale or transfer of the security. Fair value of accrued interest receivable and payable approximates book value, as the carrying values are determined using the observable interest rate, balance, and last payment date.

Non-interest and interest bearing deposits, which include checking, savings, and money market deposits, are estimated to have fair values based on the amount payable as of the reporting date (Level 1). The fair value of fixed-maturity certificates of deposit (included in interest bearing deposits) are based on estimates of the rate the Bancorp would pay on similar deposits, applied for the time period until maturity (Level 2). Estimated fair values for short-term repurchase agreements, which represent sweeps from demand deposits to accounts secured by pledged securities, are estimated based on the amount payable as of the reporting date (Level 1). Longer-term repurchase agreements, with contractual maturity dates of three months or more, are based on estimates of the rate the Bancorp would pay on similar deposits, applied for the time period until maturity (Level 2). Short-term borrowings are generally only held overnight, therefore, their carrying amount is a reasonable estimate of fair value (Level 1). The fair value of FHLB Advances are estimated by discounting the future cash flows using quoted rates from the FHLB similar advances with similar maturities. The estimated fair value of other financial instruments, and off-balance sheet loan commitments, approximate cost and are not considered significant to this presentation.